Accounts Receivable, Net - Schedule of Changes in Allowance for Doubtful Accounts Receivable (Details) - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2024
Schedule of Changes in Allowance for Doubtful Accounts Receivable [Abstract]
Beginning balance	$ 469,632		$ 538,169
Additions			50,831
Provision for Doubtful Account	(241,782)	$ (125,565)
Foreign exchange effect	(225)		6,197
Ending balance	$ 227,625	$ 469,632	$ 469,632